Annual Total Returns [BarChart]	Mar. 01, 2021
iShares iBonds Dec 2028 Term Muni Bond ETF | iShares iBonds Dec 2028 Term Muni Bond ETF
Bar Chart Table:
Annual Return 2020	6.78%